Condensed Consolidating Statements of Financial Position (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,043	$ 1,057	$ 915
Accounts receivable, net	1,123	905
Inventoried costs, net	311	288
Deferred income taxes	170	213
Prepaid expenses and other current assets	29	21
Total current assets	2,676	2,484
Property, plant, and equipment, net	1,897	2,034
Other Assets
Goodwill	881	881	881
Other purchased intangibles, net of accumulated amortization	528	548
Pension plan assets	124
Miscellaneous other assets	119	445
Total other assets	1,652	1,874
Total assets	6,225	6,392	6,069
Current Liabilities
Trade accounts payable	337	377
Accrued employees' compensation	230	235
Current portion of long-term debt	79	51
Current portion of workers' compensation liabilities	230	216
Current portion of postretirement plan liabilities	139	166
Advance payments and billings in excess of revenues	115	134
Other current liabilities	262	205
Total current liabilities	1,392	1,384
Long-term debt	1,700	1,779
Other postretirement plan liabilities	477	799
Pension plan liabilities	529	1,301
Workers' compensation liabilities	419	403
Deferred tax liabilities	83
Other long-term liabilities	104	59
Total liabilities	4,704	5,725
Stockholders' equity	1,521	667
Total liabilities and stockholders' equity	6,225	6,392
Huntington Ingalls Industries, Inc.
Current Assets
Cash and cash equivalents	1,042	1,056	915
Total current assets	1,042	1,056
Other Assets
Miscellaneous other assets	35	39
Investment in subsidiaries	3,295	2,282
Total other assets	3,330	2,321
Total assets	4,372	3,377
Current Liabilities
Current portion of long-term debt	79	51
Other current liabilities	25	25
Total current liabilities	104	76
Long-term debt	1,595	1,674
Deferred tax liabilities
Intercompany liabilities	1,152	960
Total liabilities	2,851	2,710
Stockholders' equity	1,521	667
Total liabilities and stockholders' equity	4,372	3,377
Subsidiary Guarantors
Current Assets
Accounts receivable, net	1,123	905
Inventoried costs, net	311	288
Deferred income taxes	170	213
Prepaid expenses and other current assets	30	22
Total current assets	1,634	1,428
Property, plant, and equipment, net	1,897	2,034
Other Assets
Goodwill	881	881
Other purchased intangibles, net of accumulated amortization	528	548
Pension plan assets	124
Miscellaneous other assets	84	406
Intercompany receivables	1,152	960
Total other assets	2,769	2,795
Total assets	6,300	6,257
Current Liabilities
Trade accounts payable	337	377
Accrued employees' compensation	230	235
Current portion of workers' compensation liabilities	230	216
Current portion of postretirement plan liabilities	139	166
Advance payments and billings in excess of revenues	115	134
Other current liabilities	237	180
Total current liabilities	1,288	1,308
Long-term debt	105	105
Other postretirement plan liabilities	477	799
Pension plan liabilities	529	1,301
Workers' compensation liabilities	419	403
Deferred tax liabilities	83
Other long-term liabilities	104	59
Total liabilities	3,005	3,975
Stockholders' equity	3,295	2,282
Total liabilities and stockholders' equity	6,300	6,257
Non-Guarantor Subsidiaries
Current Assets
Cash and cash equivalents	1	1
Prepaid expenses and other current assets	5	4
Total current assets	6	5
Other Assets
Total assets	6	5
Current Liabilities
Other current liabilities	6	5
Total current liabilities	6	5
Deferred tax liabilities
Total liabilities	6	5
Stockholders' equity
Total liabilities and stockholders' equity	6	5
Eliminations
Current Assets
Prepaid expenses and other current assets	(6)	(5)
Total current assets	(6)	(5)
Other Assets
Investment in subsidiaries	(3,295)	(2,282)
Intercompany receivables	(1,152)	(960)
Total other assets	(4,447)	(3,242)
Total assets	(4,453)	(3,247)
Current Liabilities
Other current liabilities	(6)	(5)
Total current liabilities	(6)	(5)
Deferred tax liabilities
Intercompany liabilities	(1,152)	(960)
Total liabilities	(1,158)	(965)
Stockholders' equity	(3,295)	(2,282)
Total liabilities and stockholders' equity	$ (4,453)	$ (3,247)